Share Capital - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares
Canadian Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair value calculated	$ 0.43
Share price at grant	0.62
Exercise price	$ 0.66
Expected option life | yr	3.5
Risk free interest rate (based on government bonds)	1.41%
Expected volatility	109.00%
Expected dividends | $
US Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair value calculated		$ 1.76
Share price at grant		2.84
Exercise price		$ 3.40
Expected option life | yr		3.5
Risk free interest rate (based on government bonds)		1.61%
Expected volatility		98.43%
Expected dividends | $